Expense Example {- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - Retail PRO-07 - Fidelity® Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund-Retail Class
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726